Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Financial Instruments that are Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Nov. 30, 2018	Nov. 30, 2017
Assets
Derivative financial instruments	$ 0	$ 15
Liabilities
Derivative financial instruments	29	161
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1
Assets
Cash and cash equivalents	982	395
Restricted cash	14	26
Total	1,005	518
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1 | Marketable securities held in rabbi trusts
Assets
Investments	9	97
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1 | Derivative financial instruments
Assets
Derivative financial instruments	0
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2
Assets
Cash and cash equivalents		0
Restricted cash	0
Total		15
Liabilities
Total	29	161
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2 | Marketable securities held in rabbi trusts
Assets
Investments		0
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2 | Derivative financial instruments
Assets
Derivative financial instruments		15
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2 | Derivative financial instruments
Liabilities
Derivative financial instruments	29	161
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 3
Liabilities
Total	0	0
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 3 | Marketable securities held in rabbi trusts
Assets
Investments	0	$ 0
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 3 | Derivative financial instruments
Assets
Derivative financial instruments	$ 0